Other disclosures - (Tables)	6 Months Ended
Jun. 30, 2021
Other Disclosures [Abstract]
Summary of transactions and balances with equity accounted units

Income statement items	Six months ended 30 June 2021	Six months ended 30 June 2020
	US$m	US$m
Purchases from equity accounted units	(543)	(519)
Sales to equity accounted units	205	119
Cash flow statement items
Dividends from equity accounted units	726	183
Net receipts/(funding) from/of equity accounted units	28	(14)

	30 June 2021	31 December 2020
Balance sheet items	US$m	US$m
Investments in equity accounted units(a)	3,660	3,764
Loans to equity accounted units	—	41
Trade and other receivables: amounts due from equity accounted units(b)	246	251
Trade and other payables: amounts due to equity accounted units	(240)	(241)

(a)Investments in equity accounted units include quasi equity loans.

(b)This includes prepayments of tolling charges.

Summary of subsidiaries
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations

	Iron Ore Company of Canada	Iron Ore Company of Canada	Turquoise Hill (a)(b)(c)	Turquoise Hill (a)(b)(c)
	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	1,718	1,011	844	409
Profit/(loss) after tax	654	257	426	(23)
– attributable to non-controlling interests	271	106	211	(89)
– attributable to Rio Tinto	383	151	215	66
Other comprehensive income/(loss)	96	(91)	5	(2)
Total comprehensive income/(loss)	750	166	431	(25)

	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m
Non-current assets	2,879	2,733	11,789	10,930
Current assets	840	670	1,033	1,496
Current liabilities	(493)	(462)	(530)	(540)
Non-current liabilities	(1,034)	(993)	(4,392)	(4,404)
Net assets	2,192	1,948	7,900	7,482
– attributable to non-controlling interests	907	804	2,600	2,424
– attributable to Rio Tinto	1,285	1,144	5,300	5,058

	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Cash flow from operations	964	403	95	29
Dividends paid to non-controlling interests	(206)	—	—	—

(a)Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC ("OT").

(b)Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.

(c)Since 2011, Turquoise Hill has funded common share investments in OT on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to them via a pledge over Erdenes' share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling interests. As at 30 June 2021, the cumulative amount of such funding was US$1,399 million (31 December 2020: US$1,378 million), excluding accrued interest of US$877 million (31 December 2020: US$804 million) relating to this funding.
Other disclosures (continued)

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group (continued)

	Robe River Mining Co Pty	Robe River Mining Co Pty	Other companies and eliminations(d)	Other companies and eliminations(d)	Robe River	Robe River
	2021	2020	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,289	734	1,504	851	2,793	1,585
Profit after tax	752	403	841	424	1,593	827
– attributable to non-controlling interests	301	158	—	—	301	158
– attributable to Rio Tinto	451	245	841	424	1,292	669
Other comprehensive loss	(80)	(88)	(37)	(38)	(117)	(126)
Total comprehensive income	672	315	804	386	1,476	701

	30 June 2021	31 December 2020	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets	3,535	3,452	4,238	4,247	7,773	7,699
Current assets	1,134	865	1,870	2,239	3,004	3,104
Current liabilities	(583)	(380)	(339)	(414)	(922)	(794)
Non-current liabilities	(424)	(255)	(4,234)	(4,752)	(4,658)	(5,007)
Net assets	3,662	3,682	1,535	1,320	5,197	5,002
– attributable to non-controlling interests	1,463	1,397	—	—	1,463	1,397
– attributable to Rio Tinto	2,199	2,285	1,535	1,320	3,734	3,605

	2021	2020	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	1,134	665	1,643	1,066	2,777	1,731
Dividends paid to non-controlling interests	(201)	(211)	—	—	(201)	(211)

(d)"Other companies and eliminations" includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$375 million at 30 June 2021 (31 December 2020: US$383 million) that arose on the Group's acquisition of its interest in Robe River.

Summary of principal joint ventures
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(a)	Minera Escondida Ltda(a)	Sohar Aluminum Co. L.L.C.(b)	Sohar Aluminum Co. L.L.C.(b)
	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	4,953	3,137	420	325

Depreciation and amortisation	(580)	(797)	(60)	(55)
Other operating costs	(1,506)	(1,243)	(245)	(225)
Operating profit	2,867	1,097	115	45

Finance expense	(73)	(70)	(10)	(15)
Income tax	(1,034)	(370)	(15)	(5)
Profit after tax	1,760	657	90	25
Other comprehensive income/(loss)	40	(27)	—	—
Total comprehensive income	1,800	630	90	25

	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m

Non-current assets	11,710	11,833	1,805	1,850
Current assets	3,010	3,107	420	270
Current liabilities	(1,777)	(1,813)	(150)	(675)
Non-current liabilities	(4,796)	(4,560)	(745)	(200)
Net assets	8,147	8,567	1,330	1,245

Assets and liabilities above include:
– cash and cash equivalents	887	1,103	145	30
– current financial liabilities	(577)	(790)	(55)	(565)
– non-current financial liabilities	(2,800)	(2,560)	(575)	(30)

	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m

Dividends received from joint venture (Rio Tinto share)	720	183	—	—

(a)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$334 million (31 December 2020: US$358 million) relating to tax that would be payable if the Group's share of the earnings retained in Minera Escondida Ltda were remitted to the Group.

(b)Under covenants stipulated in the agreement to Sohar Aluminium Co. L.L.C.'s secured loan facilities, there are certain restrictions on the ability of Sohar Aluminium Co. L.L.C to make shareholder distributions.